Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal		$ 74,110	$ 64,807
Less: Accumulated amortization	$ 65,182	53,416	8,996
Total	$ 1,041,030	20,694	55,811
Software registration right [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal		36,705	37,843
Patent [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal		22,578	15,286
Value-added telecommunications business license [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Subtotal		$ 14,827	$ 11,678